SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current	$ 2,487	$ 605,703	$ 391,492
Deferred	(587,250)	5,321	224,860
Income tax (benefit) expense	$ (584,763)	$ 611,024	$ 616,352